Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 35,442	$ 24,285	$ 34,619	$ 46,458
Denominates In U.S Dollars [Member]
Cash and cash equivalents	23,846	15,405
Denominated In New Israeli Shekels [Member]
Cash and cash equivalents	3,424	1,686
Denominated In Euros [Member]
Cash and cash equivalents	3,968	4,754
Denominated In Japanese Yen [Member]
Cash and cash equivalents	3,050	1,146
Denominated In Other Currencies [Member]
Cash and cash equivalents	$ 1,154	$ 1,294